Subsequent events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent events

Note 17 – Subsequent events

On April 22, 2025, TMDEL consummated its initial public offering on the NYSE American, issuing 3,100,000 ordinary shares at a price of $3.25 per share. In addition, the Company entered into an underwriting agreement with the underwriter on April 21, 2025, which granted the underwriter a 45-day option to purchase up to an additional 465,000 ordinary shares at the public offering price of $3.25 per share to cover any over-allotment. Subsequently, on April 22, 2025, the underwriter exercised the over-allotment option in full, purchasing an additional 465,000 ordinary shares at the public offering price of $3.25 per share. The initial public offering closed on April 22, 2025 and the exercise of the over-allotment option closed on April 24, 2025, with gross proceeds totaling $11,586,250, before deducting underwriting discounts and offering expenses. The ordinary shares began trading on April 21, 2025 on NYSE American and commenced trading under the ticker symbol “TMDE”.